INCOME TAXES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities [abstract]
Biological assets	$ (4,348)	$ 0
Partnership basis difference	(26,179)	0
Total deferred tax liabilities	$ (30,527)	$ 0